Summary of Significant Accounting Policies (Summarized Operations of VIEs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Net revenue	$ 13,956,477	$ 18,744,535	$ 41,570,566
Net loss	$ 1,331,497	$ 25,011,099	$ 8,037,455